Note 17 - Fair Value of Financial Instruments (Tables)	3 Months Ended
Jan. 31, 2023
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
(thousands of Canadian dollars)
As at	January 31, 2023		October 31, 2022
	Book	Fair	Book	Fair
(thousands of Canadian dollars)	Value	Value	Value	Value

Assets

Cash	$201,372	$201,372	$88,581	$88,581
Securities	49,847	49,847	141,564	141,564
Loans	3,235,083	3,208,534	2,992,678	2,963,676
Investment in Stablecorp	953	953	953	953

Liabilities

Deposits	$2,925,452	$2,866,985	$2,657,540	$2,561,421
Subordinated notes payable	102,765	105,125	104,951	107,367
Other financial liabilities	149,763	149,763	146,249	146,249